Cover Page Cover Page	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	REGIS CORP
Entity Address, Address Line One	3701 Wayzata Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	952
Local Phone Number	947-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000716643
Amendment Flag	false